Fair value of financial assets and liabilities - Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2022 USD ($)
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 27,275,818		₩ 17,043,520
Loans and other financial assets at amortized cost	352,191,268		346,871,248
Deposits due to customers	343,931,576		318,070,829
Borrowings	28,198,303		24,663,825
Debentures	42,918,411		44,500,963
Other financial liabilities	21,780,873		23,596,463
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	28,268,516		17,086,274		$ 22,431,770
Loans and other financial assets at amortized cost	355,760,729	[1]	348,885,617	[1]	282,304,975
Deposits due to customers	342,105,209		317,899,871		271,468,980
Borrowings	28,429,603		24,755,459		22,559,596
Debentures	44,198,486		44,653,864		$ 35,072,597
Other financial liabilities	₩ 22,492,705		₩ 23,890,017
Securities at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 2,652,449		₩ 2,122,401
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	24,623,369		14,921,119
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables	Risk-free market rate, credit spread and prepayment rate		Risk-free market rate, credit spread and prepayment rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	6,238,724		3
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 345,952,544		₩ 346,871,245
Deposits due to customers
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	343,931,576		318,070,829
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Borrowings
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	26,063,256		23,393,520
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 2,135,047		₩ 1,270,305
Debentures
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	42,918,411		44,500,963
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Other financial liabilities
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 0		₩ 0
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	21,244,664		23,216,929
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 536,209		₩ 379,534

[1]	Cash and cash equivalents are not included.